Intangible Assets Other Than Goodwill (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Noncompete Agreements [Member]	Dec. 31, 2011 Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets		$ 1,730	$ 1,730	$ 1,350	$ 1,350	$ 380	$ 380
Accumulated amortization		(891)	(779)	(511)	(407)	(380)	(372)
Intangible assets, net	$ 787	$ 839	$ 951
Amortization Period (in years)				13 years		4 years